Organization and basis of presentation	6 Months Ended
Jun. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and basis of presentation	Organization and basis of presentation
Description of business
trivago N.V., (“trivago” the “Company,” “us,” “we” and “our”) and its subsidiaries offer online meta-search for hotel and accommodation through online travel agencies (“OTAs”), hotel chains and independent hotels. Our search-driven marketplace, delivered on websites and apps, provides users with a tailored search experience via our proprietary matching algorithms. We generally employ a ‘cost-per-click’ (or “CPC”) pricing structure, allowing advertisers to control their own return on investment and the volume of lead traffic we generate for them. During 2013, the Expedia Group, Inc. (formerly Expedia, Inc., the "Parent" or "Expedia Group") completed the purchase of a controlling interest in the Company.
As of June 30, 2021, Expedia Group’s ownership interest and voting interest in trivago N.V. is 58.4% and 70.7%, respectively. The Class B shares of trivago N.V. held by Messrs. Schrömgens, Vinnemeier and Siewert (whom we collectively refer to as our Founders) as of June 30, 2021, had an ownership interest and voting interest of 22.2% and 26.9%, respectively.

COVID-19
Our business and operating results for 2021 continue to be negatively impacted by the COVID-19 pandemic. Our ultimate financial performance will depend on a number of factors relating to the world’s emergence from the COVID-19 pandemic, including rates of vaccination and the effectiveness of vaccinations against various mutations of the COVID-19 virus.

Basis of presentation
We have prepared the accompanying interim unaudited condensed consolidated financial statements in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial reporting. We have included all adjustments necessary for a fair presentation of the results of the interim period. These adjustments consist of normal recurring items. Our interim unaudited condensed consolidated financial statements are not necessarily indicative of results that may be expected for any other interim period or for the full year.
Certain information and note disclosures normally included in the audited annual consolidated financial statements have been condensed or omitted in accordance with SEC rules. The condensed consolidated balance sheet as of December 31, 2020 was derived from our audited consolidated financial statements as of that date but does not contain all of the footnote disclosures from the annual financial statements. As such, these interim unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and related notes included in our Annual Report on Form 20-F for the year ended December 31, 2020, previously filed with the Securities and Exchange Commission (“SEC”).

Seasonality
We experience seasonal fluctuations in the demand for our services as a result of seasonal patterns in travel. For example, absent the effect of the COVID-19 pandemic in 2020 and 2021, which has disrupted our usual seasonality trends, searches and consequently our revenue, are generally the highest in the first three quarters as travelers plan and book their spring, summer and winter holiday travel. Our revenue typically decreases in the fourth quarter. We generally expect to experience higher return on advertising spend in the first and fourth quarter of the year as we typically expect to advertise less in the periods outside of high travel seasons. Seasonal fluctuations affecting our revenue also affect the timing of our cash flows. We typically invoice once per month, with customary payment terms. Therefore, our cash flow varies seasonally with a slight delay to our revenue, and is significantly affected by the timing of our advertising spending. Changes in the relative revenue share of our offerings in countries and areas where seasonal travel patterns vary from those described above may influence the typical trend of our seasonal patterns in the future. It is difficult to forecast the seasonality for future periods, given the uncertainty around the duration of the impact from COVID-19 and the nature and timing of any sustained recovery.

Accounting estimates
We use estimates and assumptions in the preparation of our interim unaudited condensed consolidated financial statements in accordance with GAAP. Preparation of the interim unaudited condensed consolidated financial statements and accompanying notes requires that we make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities as of the date of the unaudited condensed consolidated financial statements, as well as revenue and expenses during the periods reported. Our actual financial results could differ significantly from these estimates. The significant estimates underlying our interim unaudited condensed consolidated financial statements include: leases, recoverability of goodwill, intangible assets and other long-lived assets, income taxes, legal and tax contingencies, business combinations and share-based compensation.
The COVID-19 pandemic has had, and is expected to continue to have, a material adverse impact on the travel industry, which may continue to have a significant adverse effect on our business and results of operations. The uncertainty associated with COVID-19 increased the level of judgement applied in our estimates and assumptions. Our estimates may change in future periods as a result of new events arising from the COVID-19 pandemic.